March 24, 2015

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	HSBC Funds Trust (the “Trust”)
File Nos. 033-7647 and 811-04782

Ladies and Gentlemen:

Submitted electronically for filing on behalf of the above referenced Trust pursuant to Rule 497(c) of the Securities Act of 1933, as amended, is interactive data format risk/return summary information that was included in the definitive prospectus dated February 27, 2015, for the Aggressive Strategy Fund, the Balanced Strategy Fund, the Moderate Strategy Fund, the Conservative Strategy Fund and the Income Strategy Fund, series of the Trust, that was filed with the U.S. Securities and Exchange Commission via EDGAR on March 3, 2015 (Accession No. 0001206774-15-000730) pursuant to Rule 497(c) under the Securities Act of 1933.

Please direct any questions concerning the filing to the undersigned at (617) 824-1212.

Sincerely,

/s/ Heather Melito-Dezan

Heather Melito-Dezan
Assistant Vice President
Citi Fund Services
Assistant Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC)
David Harris, Esq. (Dechert)

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase